Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs for trade receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	€ 7,166	€ 10,099
Trade receivables
Disclosure of credit risk exposure [line items]
Financial assets	5,479	6,377
Trade receivables | Gross amount
Disclosure of credit risk exposure [line items]
Financial assets	6,087	6,928
Trade receivables | Accumulated impairment losses
Disclosure of credit risk exposure [line items]
Financial assets	(608)	(551)
Trade receivables | Current and less than 90 days past due
Disclosure of credit risk exposure [line items]
Financial assets	4,855	5,876
Trade receivables | Current and less than 90 days past due | Gross amount
Disclosure of credit risk exposure [line items]
Financial assets	5,049	5,964
Trade receivables | Current and less than 90 days past due | Accumulated impairment losses
Disclosure of credit risk exposure [line items]
Financial assets	(194)	(88)
Trade receivables | 90 days or more past due
Disclosure of credit risk exposure [line items]
Financial assets	624	501
Trade receivables | 90 days or more past due | Gross amount
Disclosure of credit risk exposure [line items]
Financial assets	1,038	964
Trade receivables | 90 days or more past due | Accumulated impairment losses
Disclosure of credit risk exposure [line items]
Financial assets	€ (414)	€ (463)